(12) Commitments and Contingencies: Intellectual Property Settlement (Policies) (Scenario, Previously Reported)	9 Months Ended
Jun. 30, 2013
Scenario, Previously Reported
Policies
Intellectual Property Settlement

Intellectual Property Settlement

In January 2010, the Company entered into an intellectual property settlement agreement with an entity whereby the Company agreed to begin paying the greater of a 6 percent royalty or $0.35 per activated device of monitoring revenues, subject to certain adjustments.